Client Name:
Client Project Name:	CIM 2023-I2
Start - End Dates:	3/24/2022 - 3/25/2022
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	1

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Moody, Fitch, DBRS, Morningstar, Kroll Condition Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXXXX	XXXXXX	XX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representing Credit Score is XXXX.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  Calculated LTV : XXXX Max LTV allowable per LTV: XX%

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has been in line of work for XX years.

XXXXXX	XXXXXX	XX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGL100	Legal document incorrect or incomplete	No	Please provide the executed W-8(XXX) IRS Form.	X.XX.XXXX Client responded - Please see the attached and please clear the condition. X.XX.XXXX Upon further review the client sent in EIN letter for XXX. According to the guidelines: page 134 for X/XXXX The following is required on all XXX loans: ? Executed W-8 (XXX) IRS form. File contains W-9 executed form. Exception remains. X.XX.XXXX Client responded - XXX, X:XX:XX pm Please see the attached W-8. Please clear the condition. X.XX.XXXX Upon further review client sent the Form W-8XXX fully executed. No further action required. Exception satisfied.	X.XX.XXXX Exception remains.X.XX.XXXX Exception satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has been at current residence for over XX years.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash back from closing exceeds reserve requirements.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of XX.XX% is below guideline requirement of XX% for this program.

XXXXXX	XXXXXX	XX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  XXX qualifying credit score

CFCFS3836: Borrower Net Worth
- Clayton Comments:  Borrower has over XX months reserves in PITIA

CFCFS3834: Borrower does not have any major mortgage related occurrences during the past XX years
- Clayton Comments:  No derogatory mortgage history past XX months